Borrowings	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Borrowings
BORROWINGS

		December 31,
		2018	2017
	Note	US$ in millions
Non-current portion
Senior Notes, unsecured		$5,515	$—
Bank loans, secured		—	4,301
Finance lease liabilities on leasehold interests in land, secured	26	122	127
Other finance lease liabilities, secured	26	3	3
		5,640	4,431
Less: deferred financing costs		(88)	(73)
		5,552	4,358
Current portion
Bank loans, secured		—	47
Finance lease liabilities on leasehold interests in land, secured	26	8	5
Other finance lease liabilities, secured	26	2	2
		10	54
Total borrowings		$5,562	$4,412

The Group’s borrowings are denominated in the following currencies:

	December 31,
	2018	2017
	US$ in millions
HK$	$—	$1,944
US$	5,427	1,696
MOP	135	772
	$5,562	$4,412

The contractual maturities of bank loans are as follows:

	December 31,
	2018	2017
	US$ in millions
Repayable within 1 year	$—	$47
Repayable over 1 year but not exceeding 2 years	—	110
Repayable over 2 years but not exceeding 5 years	—	4,191
	$—	$4,348

The estimated fair value of the Group’s bank loans as at December 31, 2017 was approximately US$4.30 billion.
The contractual maturities of Senior Notes are as follows:

	December 31,
	2018	2017
	US$ in millions
Repayable over 2 years but not exceeding 5 years	$1,800	$—
Repayable over 5 years	3,700	—
	5,500	—
Fair value adjustment of the interest rate swaps	15	—
	$5,515	$—

The estimated fair value of the Group’s Senior Notes as at December 31, 2018 was approximately US$5.52 billion.
Senior Notes
On August 9, 2018, the Company issued three series of senior unsecured notes in an aggregate principal amount of US$5.50 billion, consisting of US$1.80 billion of 4.600% senior notes due August 8, 2023 (the “2023 Notes”), US$1.80 billion of 5.125% senior notes due August 8, 2025 (the “2025 Notes”) and US$1.90 billion of 5.400% senior notes due August 8, 2028 (the “2028 Notes” and, together with the 2023 Notes and the 2025 Notes, the “Senior Notes”). A portion of the net proceeds from the issuance was used to repay in full the outstanding borrowings under the 2016 VML Credit Facility (defined below). There are no interim principal payments on the Senior Notes and interest is payable semi-annually in arrears on each February 8 and August 8, commencing on February 8, 2019. In connection with the Senior Notes, the Company entered into fixed-to-variable interest rate swap contracts (see Note 25).
The Senior Notes are general senior obligations. Each series of Senior Notes rank equally in right of payment with all of the Company’s existing and future senior unsecured debt and rank senior in right of payment to all of the Company’s future subordinated debt, if any. The Senior Notes are effectively subordinated in right of payment to all of the Company’s future secured debt (to the extent of the value of the collateral securing such debt) and are structurally subordinated to all of the liabilities of the Company’s subsidiaries. None of the Company’s subsidiaries guarantee the Senior Notes.
The Senior Notes were issued pursuant to an indenture, dated August 9, 2018 (the “Indenture”), between the Company and U.S. Bank National Association, as trustee. Upon the occurrence of certain events described in the Indenture, the interest rate on the Senior Notes may be adjusted. The Indenture contains covenants, subject to customary exceptions and qualifications, that limit the ability of the Company and its subsidiaries to, among other things, incur liens, enter into sale and leaseback transactions and consolidate, merge, sell or otherwise dispose of all or substantially all of the Company’s assets on a consolidated basis. The Indenture also provides for customary events of default.
2018 SCL Credit Facility
On November 20, 2018, the Company as borrower, entered into a facility agreement with the arrangers and lenders named therein and Bank of China Limited, Macau Branch, as agent for the lenders, pursuant to which the lenders made available a US$2.0 billion revolving unsecured credit facility to the Company (the “2018 SCL Revolving Facility”). The facility is available until July 31, 2023, and the Company may draw loans under the facility, which may consist of general revolving loans (consisting of a United States dollar component and a Hong Kong dollar component) or loans drawn under a swing-line loan sub-facility (denominated in either United States dollars or Hong Kong dollars). The Company may utilize the loans for general corporate purposes and working capital requirements of the Company and its subsidiaries.
Loans under the 2018 SCL Revolving Facility bear interest calculated by reference to (1) in the case of general revolving loans denominated in United States dollars, the London Interbank Offered Rate (“LIBOR”), (2) in the case of loans denominated in United States dollars drawn under the swing-line loan sub-facility, a United States dollar alternate base rate (determined by reference to, among other things, the United States dollar prime lending rate and the Federal Funds Effective Rate), (3) in the case of general revolving loans denominated in Hong Kong dollars, the Hong Kong Interbank Offered Rate (“HIBOR”) or (4) in the case of loans denominated in Hong Kong dollars drawn under the swing-line loan sub-facility, a Hong Kong dollar alternate base rate (determined by reference to, among other things, the Hong Kong dollar prime lending rate), in each case, plus a margin determined by reference to the consolidated leverage ratio. The initial margin for general revolving loans is 2.0% per annum and the initial margin for loans drawn under the swing-line loan sub-facility is 1.0% per annum. The Company is also required to pay a commitment fee of 0.60% per annum on the undrawn amounts under the 2018 SCL Revolving Facility. As at December 31, 2018, the Company had US$2.0 billion of available borrowing capacity under the 2018 SCL Revolving Facility.
The 2018 SCL Credit Facility contains affirmative and negative covenants customary for similar unsecured financings, including, but not limited to, limitations on indebtedness secured by liens on principal properties and sale and leaseback transactions. The 2018 SCL Credit Facility also requires the Company to maintain a maximum ratio of total indebtedness to trailing twelve-month adjusted earnings before interest, income taxes, depreciation and amortization, as defined in the 2018 SCL Credit Facility (the “SCL Credit Facility Adjusted EBITDA”) of 4.00 to 1.00 throughout the life of the facility, and a minimum ratio of the SCL Credit Facility Adjusted EBITDA to net interest expense (including capitalized interest) of 2.50 to 1.00 throughout the life of the facility.
The 2018 SCL Credit Facility also contains certain events of default (some of which are subject to grace and remedy periods and materiality qualifiers), including, but not limited to, events relating to the Company’s gaming operations and the loss or termination of certain land concession contracts.
2016 VML Credit Facility
Two subsidiaries of the Group, VML US Finance LLC (the “Borrower”), and Venetian Macau Limited (“VML”), as guarantor, entered into a credit agreement (the “2016 VML Credit Facility”), which pursuant to various amendments, provided for a US$4.12 billion term loan (the “2016 VML Term Loans”), a US$269 million non-extended term loan (the “2016 Non-Extended VML Term Loans”), and a US$2.0 billion revolving facility (the “2016 VML Revolving Facility,” and together with the 2016 VML Term Loans and the 2016 Non-Extended VML Term Loans, the “2016 VML Credit Facility”). Borrowings under the 2016 VML Term Loans were used for working capital requirements and general corporate purposes, including to make any investment or payment not specifically prohibited by the terms of the loan documents.
The Company paid standby fees of 0.5% per annum on the undrawn amounts under the 2016 VML Revolving Facility. The weighted average interest rate on the 2016 VML Credit Facility was 3.1%, 2.6% and 2.1% for the years ended December 31, 2018, 2017 and 2016, respectively.
As previously described, a portion of the proceeds from the Senior Notes was used to repay the outstanding borrowings under the 2016 VML Credit Facility. As a result, the Company recorded a US$72 million loss on early retirement of debt during the year ended December 31, 2018.
On November 20, 2018, the 2016 VML Credit Facility was terminated with effect as of November 21, 2018. As a result, the Company recorded a US$9 million loss on early retirement of debt during the year ended December 31, 2018.
Reconciliation of liabilities arising from financing activities
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non- cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

			Non-cash changes
	Balance at January 1, 2018	Financing cash flows(i)	Accruals	Amortization	Foreign exchange movement	Adjustment arising from adoption of IFRS 9	Loss on modification or early retirement of debt	Fair value adjustment of the interest rate swaps	Balance at December 31, 2018
	US$ in millions
Senior notes	$—	$5,500	$—	$—	$—	$—	$—	$15	$5,515
Bank loans	4,348	(4,337)	—	—	(11)	—	—	—	—
Finance lease liabilities on leasehold interests in land	132	(13)	11	—	—	—	—	—	130
Other finance lease liabilities	5	(2)	2	—	—	—	—	—	5
Deferred financing costs	(73)	(90)	(2)	22	—	(24)	79	—	(88)
Interest payables	5	(128)	248	—	—	—	—	—	125
Dividend payables	—	(2,052)	2,053	—	(1)	—	—	—	—
	$4,417	$(1,122)	$2,312	$22	$(12)	$(24)	$79	$15	$5,687

			Non-cash changes
	Balance at January 1, 2017	Financing cash flows(i)	Accruals	Amortization	Foreign exchange movement	True-up adjustment	Adjustment arising from change in lease term of leasehold interests in land	Balance at December 31, 2017
	US$ in millions
Bank loans	$4,388	$(19)	$—	$—	$(21)	$—	$—	$4,348
Finance lease liabilities on leasehold interests in land	72	(2)	—	—	—	(1)	63	132
Other finance lease liabilities	8	(3)	—	—	—	—	—	5
Deferred financing costs	(94)	—	—	21	—	—	—	(73)
Interest payables	47	(128)	134	—	—	—	(48)	5
Dividend payables	—	(2,067)	2,069	—	(2)	—	—	—
	$4,421	$(2,219)	$2,203	$21	$(23)	$(1)	$15	$4,417

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(i)	The cash flows from bank loans make up the net amount of proceeds from bank loans and repayments of bank loans in the statement of cash flows.